Income Tax - Reconciliations of Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 327,927	$ 249,738	$ 262,434
Net income not subject to taxes	(314,742)	(282,439)	(217,184)
Net income (loss) subject to taxes	13,185	(32,701)	45,250
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(590)	12,940	(7,555)
Adjustments to valuation allowance and uncertain tax positions	14,399	(635)	(24,629)
Permanent and currency differences	(23,900)	(19,926)	25,065
Change in tax rates	(120)	(564)	233
Tax expense related to the current year	$ (10,211)	$ (8,185)	$ (6,886)